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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-21786

ING Global Advantage and Premium
Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)           (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Global Advantage and Premium Opportunity Fund

The schedules are not audited.

ING GLOBAL ADVANTAGE AND PREMIUM
OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS
as of May 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.1%
		Brazil: 1.4%
57,885		Banco do Brasil S.A.	$679,442	0.3
23,545		Embraer SA ADR	853,977	0.3
66,792		Petroleo Brasileiro SA ADR	1,186,894	0.5
96,141		Sul America SA	625,738	0.3
			3,346,051	1.4

		Canada: 0.7%
75,302		Barrick Gold Corp.	1,590,378	0.7

		China: 0.8%
1,152,000		Bank of China Ltd.	542,591	0.2
220,000		China Resources Enterprise	714,690	0.3
1,978,000		Shanghai Electric Group Co., Ltd.	730,997	0.3
			1,988,278	0.8

		France: 3.0%
101,099		AXA S.A.	2,041,156	0.9
63,902		Total S.A.	3,194,031	1.3
40,056		Veolia Environnement	500,275	0.2
26,459		Vinci S.A.	1,356,944	0.6
			7,092,406	3.0

		Germany: 3.4%
14,955		Allianz AG	2,310,044	0.9
22,169		Bayerische Motoren Werke AG	2,103,798	0.9
9,796		Linde AG	1,876,361	0.8
18,515		Siemens AG	1,951,708	0.8
			8,241,911	3.4

		Hong Kong: 0.9%
475,970		AIA Group Ltd.	2,104,262	0.9

		Ireland: 0.9%
26,570		Ingersoll-Rand PLC	1,528,572	0.6
11,695	@	Ingersoll-Rand PLC — Class A	672,814	0.3
			2,201,386	0.9

		Israel: 1.6%
30,674	@	Check Point Software Technologies	1,536,154	0.6
93,350		Israel Chemicals Ltd.	1,038,246	0.4
37,418		Nice Systems Ltd. ADR	1,380,724	0.6
			3,955,124	1.6

		Italy: 0.4%
35,000		Saipem S.p.A.	933,327	0.4

		Japan: 9.2%
184,300		Itochu Corp.	2,283,954	1.0
69,900		Japan Tobacco, Inc.	2,378,908	1.0
7,300		Keyence Corp.	2,227,615	0.9
61,200		Komatsu Ltd.	1,532,551	0.6
484,200		Mitsubishi UFJ Financial Group, Inc.	2,810,063	1.2
739,000		Nippon Yusen KK	1,894,721	0.8
68,100		Sumitomo Mitsui Financial Group, Inc.	2,688,573	1.1
72,389		Tokio Marine Holdings, Inc.	2,084,245	0.9
70,500		Toyota Motor Corp.	4,114,333	1.7
			22,014,963	9.2

		Mexico: 1.0%
15,183		Fomento Economico Mexicano SAB de CV ADR	1,648,722	0.7
121,630		Grupo Financiero Banorte	777,568	0.3
			2,426,290	1.0

		Netherlands: 0.9%
20,000		European Aeronautic Defence and Space Co. NV	1,151,610	0.5
64,703		Reed Elsevier NV	1,060,299	0.4
			2,211,909	0.9

		Norway: 0.6%
62,326		Subsea 7 SA	1,372,822	0.6

		Peru: 0.4%
53,278		Cia de Minas Buenaventura SA ADR	956,340	0.4

		Poland: 0.8%
13,634		Powszechny Zaklad Ubezpieczen SA	1,897,075	0.8

		Russia: 1.1%
142,961		Gazprom OAO ADR	1,080,785	0.5
120,908		Sberbank of Russia ADR	1,494,423	0.6
			2,575,208	1.1

		Singapore: 1.5%
181,000		DBS Group Holdings Ltd.	2,450,633	1.0
464,000		Wilmar International Ltd.	1,190,140	0.5
			3,640,773	1.5

		South Korea: 1.2%
2,103		Samsung Electronics Co., Ltd.	2,833,500	1.2

		Spain: 0.8%
138,917		Telefonica S.A.	1,911,351	0.8

		Sweden: 0.6%
116,000		Telefonaktiebolaget LM Ericsson	1,362,636	0.6

		Switzerland: 7.1%
33,641		Cie Financiere Richemont SA	2,974,577	1.2
285,858		Glencore Xstrata PLC	1,390,231	0.6
56,500		Nestle S.A.	3,742,822	1.6
46,357		Novartis AG	3,320,646	1.4
16,826		Roche Holding AG — Genusschein	4,171,780	1.7
998		Transocean Ltd.	50,117	0.0
28,912	@	Transocean Ltd.	1,452,250	0.6
			17,102,423	7.1

ING GLOBAL ADVANTAGE AND PREMIUM
OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS
as of May 31, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
		Taiwan: 0.6%
81,608		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	$1,522,805	0.6

		Turkey: 0.4%
182,355		Akbank TAS	866,597	0.4

		United Kingdom: 7.7%
101,206		BG Group PLC	1,847,025	0.8
437,852		BP PLC	3,129,441	1.3
289,723		HSBC Holdings PLC	3,178,585	1.3
149,294		Prudential PLC	2,511,308	1.0
48,124		Rio Tinto PLC	2,055,427	0.9
76,234		Scottish & Southern Energy PLC	1,789,435	0.7
73,535		Standard Chartered PLC	1,702,672	0.7
136,987		WPP PLC	2,332,092	1.0
			18,545,985	7.7

		United States: 51.1%
48,108	@	Adobe Systems, Inc.	2,064,314	0.9
14,567		Air Products & Chemicals, Inc.	1,375,270	0.6
67,421		Altria Group, Inc.	2,433,898	1.0
41,818		American Electric Power Co., Inc.	1,916,101	0.8
84,778		AT&T, Inc.	2,966,382	1.2
206,970		Bank of America Corp.	2,827,210	1.2
144,036		Blackstone Group LP	3,152,948	1.3
49,278		Carnival Corp.	1,631,102	0.7
130,505		Cisco Systems, Inc.	3,142,560	1.3
78,558		Citigroup, Inc.	4,084,230	1.7
50,909		CVS Caremark Corp.	2,931,340	1.2
16,033		Cytec Industries, Inc.	1,145,879	0.5
9,316		Diamond Offshore Drilling	641,034	0.3
17,926	@	Dresser-Rand Group, Inc.	1,086,316	0.4
85,707		EMC Corp.	2,122,105	0.9
18,437		Emerson Electric Co.	1,059,390	0.4
51,512		Exelon Corp.	1,614,386	0.7
65,352		Freeport-McMoRan Copper & Gold, Inc.	2,029,180	0.8
165,460		General Electric Co.	3,858,527	1.6
22,728		Goldman Sachs Group, Inc.	3,683,754	1.5
4,660	@	Google, Inc. — Class A	4,056,111	1.7
47,110		Halliburton Co.	1,971,554	0.8
33,855		Hess Corp.	2,282,166	0.9
25,742		Honeywell International, Inc.	2,019,717	0.8
89,764		JPMorgan Chase & Co.	4,900,217	2.0
29,741		Kellogg Co.	1,845,429	0.8
10,794		Lorillard, Inc.	458,097	0.2
54,240		Marathon Oil Corp.	1,865,314	0.8
80,394		Merck & Co., Inc.	3,754,400	1.6
43,570		Metlife, Inc.	1,926,230	0.8
139,984		Microsoft Corp.	4,882,642	2.0
79,937	@	Mylan Laboratories	2,436,480	1.0
68,610		NetApp, Inc.	2,574,933	1.1
37,778		Nike, Inc.	2,329,391	1.0
86,787	@	Nuance Communications, Inc.	1,648,953	0.7
30,765		Occidental Petroleum Corp.	2,832,534	1.2
89,741		Oracle Corp.	3,029,656	1.3
159,942		Pfizer, Inc.	4,355,221	1.8
33,354		Philip Morris International, Inc.	3,032,212	1.3
49,816		PPL Corp.	1,479,535	0.6
43,858		Procter & Gamble Co.	3,366,540	1.4
38,665		Qualcomm, Inc.	2,454,454	1.0
10,124	@	Quintiles Transnational Holdings, Inc.	445,861	0.2
188,826		Regions Financial Corp.	1,723,981	0.7
37,429		Target Corp.	2,601,316	1.1
12,756		United Parcel Service, Inc. — Class B	1,095,740	0.5
34,562		UnitedHealth Group, Inc.	2,164,618	0.9
39,456		Walt Disney Co.	2,488,885	1.0
105,533	@	Weatherford International Ltd.	1,423,640	0.6
98,809		Wells Fargo & Co.	4,006,705	1.7
23,074		Yum! Brands, Inc.	1,563,264	0.6
			122,781,722	51.1

		Total Common Stock
		(Cost $214,390,387)	235,475,522	98.1

		Assets in Excess of Other Liabilities	4,608,765	1.9
		Net Assets	$240,084,287	100.0

@	Non-income producing security

ADR	American Depositary Receipt

Cost for federal income tax purposes is $214,776,716.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$26,368,988
Gross Unrealized Depreciation	(5,670,182)
Net Unrealized Appreciation	$20,698,806

Sector Diversification	Percentage of Net Assets
Financials	23.7%
Information Technology	15.4
Energy	11.0
Consumer Staples	10.0
Consumer Discretionary	9.6
Industrials	9.1
Health Care	8.6
Materials	5.7
Utilities	3.0
Telecommunication Services	2.0
Assets in Excess of Other Liabilities	1.9
Net Assets	100.0%

ING GLOBAL ADVANTAGE AND PREMIUM
OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS
as of May 31, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2013
Asset Table
Investments, at fair value
Common Stock
Brazil	$3,346,051	$—	$—	$3,346,051
Canada	1,590,378	—	—	1,590,378
China	—	1,988,278	—	1,988,278
France	—	7,092,406	—	7,092,406
Germany	—	8,241,911	—	8,241,911
Hong Kong	—	2,104,262	—	2,104,262
Ireland	2,201,386	—	—	2,201,386
Israel	2,916,878	1,038,246	—	3,955,124
Italy	—	933,327	—	933,327
Japan	—	22,014,963	—	22,014,963
Mexico	2,426,290	—	—	2,426,290
Netherlands	—	2,211,909	—	2,211,909
Norway	—	1,372,822	—	1,372,822
Peru	956,340	—	—	956,340
Poland	—	1,897,075	—	1,897,075
Russia	2,575,208	—	—	2,575,208
Singapore	—	3,640,773	—	3,640,773
South Korea	—	2,833,500	—	2,833,500
Spain	—	1,911,351	—	1,911,351
Sweden	—	1,362,636	—	1,362,636
Switzerland	1,452,250	15,650,173	—	17,102,423
Taiwan	1,522,805	—	—	1,522,805
Turkey	—	866,597	—	866,597
United Kingdom	—	18,545,985	—	18,545,985
United States	122,781,722	—	—	122,781,722
Total Common Stock	141,769,308	93,706,214	—	235,475,522
Total Investments, at fair value	$141,769,308	$93,706,214	$—	$235,475,522
Other Financial Instruments+
Futures	14,265	—	—	14,265
Total Assets	$141,783,573	$93,706,214	$—	$235,489,787
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(5,012,299)	$—	$(5,012,299)
Futures	(345,421)	—	—	(345,421)
Forward Foreign Currency Contracts	—	(867,147)	—	(867,147)
Total Liabilities	$(345,421)	$(5,879,446)	$—	$(6,224,867)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

ING GLOBAL ADVANTAGE AND PREMIUM
OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS
as of May 31, 2013 (Unaudited) (Continued)

At May 31, 2013, the following forward foreign currency contracts were outstanding for the ING Global Advantage and Premium Opportunity Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	British Pound	156,000	Sell	06/28/13	$236,315	$236,987	$(672)
Barclays Bank PLC	Israeli New Shekel	18,970,000	Sell	06/27/13	5,111,684	5,140,309	(28,625)
Barclays Bank PLC	EU Euro	1,365,000	Sell	06/28/13	1,759,537	1,774,396	(14,859)
Barclays Bank PLC	British Pound	13,459,747	Sell	06/28/13	20,322,818	20,447,401	(124,583)
Barclays Bank PLC	EU Euro	14,600,000	Sell	06/28/13	18,857,345	18,978,884	(121,539)
Barclays Bank PLC	British Pound	340,253	Sell	06/28/13	513,709	516,896	(3,187)
Barclays Bank PLC	Swiss Franc	333,000	Sell	06/28/13	343,797	348,317	(4,520)
Barclays Bank PLC	Japanese Yen	2,297,557,192	Sell	06/28/13	22,509,910	22,873,729	(363,819)
Barclays Bank PLC	Swiss Franc	14,667,000	Sell	06/28/13	15,141,614	15,341,633	(200,019)
Barclays Bank PLC	Japanese Yen	33,442,808	Sell	06/28/13	327,621	332,945	(5,324)
							$(867,147)

ING Global Advantage and Premium Opportunity Fund Open Futures Contracts on May 31, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
FTSE 100 Index	80	06/21/13	$7,990,276	$(215,141)
NIKKEI 225 (SGX)	47	06/13/13	3,202,578	(71,686)
			$11,192,854	$(286,827)
Short Contracts
Euro STOXX 50®	(56)	06/21/13	(2,019,080)	14,265
S&P 500 E-Mini	(47)	06/21/13	(3,828,150)	(58,594)
			$(5,847,230)	$(44,329)

ING Global Advantage and Premium Opportunity Fund Written OTC Options on May 31, 2013:

Number of Contracts/Notional Amount	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Indices
1,800	Barclays Bank PLC	Call on Euro Stoxx 50® Index	2,526.260 EUR	06/07/13	$165,001	$(563,674)
1,700	Barclays Bank PLC	Call on Euro Stoxx 50® Index	2,686.690 EUR	06/21/13	149,595	(212,802)
1,700	Barclays Bank PLC	Call on Euro Stoxx 50® Index	2,806.683 EUR	07/05/13	131,510	(81,089)
1,100	Barclays Bank PLC	Call on FTSE 100 Index	6,428.430 GBP	06/21/13	177,931	(304,119)
1,100	Barclays Bank PLC	Call on FTSE 100 Index	6,675.500 GBP	07/05/13	173,724	(103,260)
1,100	Citigroup, Inc.	Call on FTSE 100 Index	6,226.370 GBP	06/07/13	189,809	(589,601)
27,400	Barclays Bank PLC	Call on Nikkei 225 Index	13,736.085 JPY	06/21/13	121,756	(134,018)
32,000	Citigroup, Inc.	Call on Nikkei 225 Index	13,490.350 JPY	06/07/13	142,753	(146,408)
27,000	Citigroup, Inc.	Call on Nikkei 225 Index	15,233.592 JPY	07/05/13	134,568	(35,465)
19,200	Citigroup, Inc.	Call on S&P 500 Index	1,544.060 USD	06/07/13	589,071	(1,661,574)
19,500	Citigroup, Inc.	Call on S&P 500 Index	1,593.364 USD	06/21/13	543,356	(918,332)
19,000	Citigroup, Inc.	Call on S&P 500 Index	1,657.910 USD	07/05/13	527,630	(261,957)
	Total Written OTC Options				$3,046,704	$(5,012,299)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of May 31, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Derivative Type	Fair Value
Assset Derivatives
Equity contracts	Futures	$14,265
Total Asset Derivatives		$14,265
Liability Derivatives
Equity contracts	Futures	$345,421
Foreign exchance contracts	Forward foreign currency contracts	867,147
Equity contracts	Written options	5,012,299
Total Liability Derivatives		$6,224,867

ING GLOBAL ADVANTAGE AND PREMIUM
OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS
as of May 31, 2013 (Unaudited) (Continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral (received)/pledged, if any, at May 31, 2013(1):

Counterparty	Total Fair Value of OTC Derivative Instruments(2)	Collateral Received	Net Exposure at May 31, 2013(3)
Barclays Bank PLC	$(2,266,109)	$870,000	$(1,396,109)
Citigroup, Inc.	(3,613,337)	—	(3,613,337)
JPMorgan Chase & Co.	(331,156)	—	(331,156)

(1)	Please refer to the table above for the gross fair values of all open OTC derivative instruments broken down by assets and liabilities at May 31, 2013.

(2)	Represents the net fair value of all open OTC derivative instruments with each respective broker(s).

(3)	Net exposure represents the fair value of the net receivable/(payable) that would be due from/(to) the counterparty in the event of default.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Global Advantage and Premium Opportunity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 26, 2013

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 26, 2013